Events after the Reporting Period	12 Months Ended
Dec. 31, 2021
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Disclosure of events after reporting period [text block]
41.	Events after the Reporting Period

Pursuant to Board of Directors meeting resolution on December 10, 2021 and approval in the Extraordinary General Meeting of the Shareholders on January 28, 2022, POSCO decided to, by way of a vertical spin-off, transform to a holding company under the new name of POSCO HOLDINGS INC.. The purpose of the spin-off is to establish corporate governance to seek long-term balanced growth of the group business es
. The effective date of vertical spin-off was March 1, 2022.